Virtus Retirement Trust (the “Trust”)

Supplement dated September 29, 2017 to the

Statutory Prospectus dated April 10, 2017, as supplemented

Important Notice to Investors

The table on page 84 of the statutory prospectus showing the intervals at which each of the funds plans to make distributions from net investment income is hereby replaced with the following:

Fund	Dividend Paid
Virtus DFA 2015 Target Date Retirement Income Fund	Semiannually
Virtus DFA 2020 Target Date Retirement Income Fund	Semiannually
Virtus DFA 2025 Target Date Retirement Income Fund	Semiannually
Virtus DFA 2030 Target Date Retirement Income Fund	Semiannually
Virtus DFA 2035 Target Date Retirement Income Fund	Semiannually
Virtus DFA 2040 Target Date Retirement Income Fund	Semiannually
Virtus DFA 2045 Target Date Retirement Income Fund	Semiannually
Virtus DFA 2050 Target Date Retirement Income Fund	Semiannually
Virtus DFA 2055 Target Date Retirement Income Fund	Semiannually
Virtus DFA 2060 Target Date Retirement Income Fund	Semiannually

Investors should retain this supplement with the

Prospectus for future reference.

VRT 8002 DivFreq (9/2017)